Fair Value Measurement - Schedule of Fair Value Disclosed or Measured on Non-Recurring Basis (Details) - Non-Recurring - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill, Fair value	$ 108,010	$ 107,791
Intangible Assets, Fair value	96,457	$ 85,154
Intangible Assets, Total losses in the year ended	$ (291,817)